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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A
                                 AMENDMENT NO. 1

                              FORM 13F/A COVER PAGE


                 Report for the Quarter Ended December 31, 2002.

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 13, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON JUNE 26, 2003.

13F File Number:    28-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

  /S/ JEFFREY D. TANNENBAUM     New York, New York     October 6, 2003
  -------------------------     ------------------     -------------


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           36

Form 13F Information Table Value Total:           $323,395


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

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                           FORM 13F INFORMATION TABLE


                         TITLE                                                                             VOTING AUTHORITY
                          OF                  VALUE     SHARES/     SH/   PUT/   INVSTMT     OTHER    ---------------------------
NAME OF ISSUER           CLASS     CUSIP    (X$1,000)   PRN AMT     PRN   CALL   DSCRETN   MANAGERS      SOLE     SHARED    NONE
--------------           -----   ---------  --------   ----------   ---   ----   --------  ---------  ----------  -------  ------
AES CORP                 COM     00130H105    21,552    7,136,259   SH             SOLE                7,136,259
AES CORP                 SDCV    00130HAN5     2,745    6,000,000   PRN            SOLE                6,000,000
                         4.500%
                         8/1
AMR CORP                 COM     001765106     2,268      343,600   SH             SOLE                  343,600
AVAYA INC                NOTE    053499AA7    17,106   42,500,000   PRN            SOLE               42,500,000
                         10/3
BRISTOL MYERS SQUIBB CO  COM     110122908     8,019      346,400   SH    CALL     SOLE                  346,400
CALPINE CORP             COM     131347106       175       53,800   SH             SOLE                   53,800
CALPINE CORP             COM     131347956     1,888      579,000   SH    PUT      SOLE                  579,000
CAPITAL ONE FINL CORP    COM     14040H955     1,486       50,000   SH    PUT      SOLE                   50,000
CONTINENTAL ARILS INC    CL B    210795308     9,615    1,326,260   SH             SOLE                1,326,260
DUKE ENERGY CORP         COM     264399956     5,862      300,000   SH    PUT      SOLE                  300,000
DYNEGY INC NEW           CL A    26816Q101       336      284,387   SH             SOLE                  284,387
EL PASO CORP             COM     28336L109     5,498      790,000   SH             SOLE                  790,000
EL PASO CORP             COM     28336L909     3,480      500,000   SH    CALL     SOLE                  500,000
EL PASO CORP             COM     28336L959    10,649    1,530,000   SH    PUT      SOLE                1,530,000
ELAN FIN CORP LTD        NOTE    284129AC7     1,682    3,616,367   PRN            SOLE                3,616,367
                         12/1
ELAN PLC                 ADR     284131208    17,069    6,938,700   SH             SOLE                6,938,700
ELAN PLC                 COM     284131958     2,349      955,000   SH    PUT      SOLE                  955,000
INTERPUBLIC GROUP COS    NOTE    460690AJ9    33,110   43,000,000   PRN            SOLE               43,000,000
 INC                     1.870%
                         6/0
INTERPUBLIC GROUP COS    COM     460690950     3,098      220,000   SH    PUT      SOLE                  220,000
 INC
K MART CORP              COM     482584109     2,155   10,772,600   SH             SOLE               10,772,600
LEVEL 3 COMMUNICATIONS   COM     52729N100    22,912    4,675,832   SH             SOLE                4,675,832
 INC
NEXTEL COMMUNICATIONS    CL A    65332V103    25,985    2,249,742   SH             SOLE                2,249,742
 INC
NEXTEL COMMUNICATIONS    COM     65332V953     1,996      172,800   SH    PUT      SOLE                  172,800
 INC
PHARMACIA CORP           COM     71713U902     2,073       49,600   SH    CALL     SOLE                   49,600
QWEST COMMUNICATIONS     COM     749121109     1,125      225,000   SH             SOLE                  225,000
 INTL IN
QWEST COMMUNICATIONS     COM     749121959     2,500      500,000   SH    PUT      SOLE                  500,000
 INTL IN
TENET HEALTHCARE CORP    COM     88033G100     4,920      300,000   SH             SOLE                  300,000
TYCO INTL LTD NEW        COM     902124106     1,708      100,000   SH             SOLE                  100,000
TYCO INTL LTD NEW        COM     902124906    56,813    3,326,300   SH    CALL     SOLE                3,326,300
TYCO INTL LTD NEW        COM     902124956     3,416      200,000   SH    PUT      SOLE                  200,000

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
UAL CORP                 COM     902549500       806      563,300   SH             SOLE                  563,300
                         PAR
                         $0.01
UAL CORP                 COM     902549950     3,289    2,300,000   SH    PUT      SOLE                2,300,000
                         PAR
                         $0.0
UTILITIES HOLDRS TR      COM     918019900    29,368      457,800   SH    CALL     SOLE                  457,800
XCEL ENERGY INC          COM     98389B100     8,250      750,000   SH             SOLE                  750,000
XCEL ENERGY INC          COM     98389B950     1,177      107,000   SH    PUT      SOLE                  107,000
XEROX CORP               COM     984121953     6,915      859,000   SH    PUT      SOLE                  859,000